U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/x/

Pre-Effective Amendment No.

Post-Effective Amendment No.          13

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/x/

Amendment No.      14

(Check appropriate box or boxes)

THE APPLETON FUNDS

(Exact Name of Registrant as Specified in Charter)

303 Broadway, Suite 900
Cincinnati, Ohio 45202
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (513) 878-4000

James I. Ladge
Appleton Partners, Inc.
45 Milk Street, Eighth Floor
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to:
Jay S. Fitton
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, Ohio 45202

It is proposed that this filing will become effective:
 __
/X/ immediately upon filing pursuant to Rule 485(b)
/ / on (date) pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)
/ / on (date) pursuant to Rule 485(a)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this  Post-Effective Amendment No. 13to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 20th day of May, 2011.

THE APPLETON FUNDS

By:_________*_________
  James I. Ladge
  President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 20th day of May, 2011.

Signature	Title

*	President, Treasurer
James I. Ladge	and Trustee

*	Trustee
Douglas C. Chamberlain

*	Trustee
Jack W. Aber

*	Trustee
John M. Cornish

*	Trustee
Grady B. Hedgespeth

/s/ Jay S. Fitton
* By Jay S. Fitton
   as Attorney-in-Fact
   May 20, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase